FORM 5500, SCHEDULE G, PART III - SCHEDULE OF NONEXEMPT TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Reportable Transaction [Line Items]
FORM 5500, SCHEDULE G, PART III - SCHEDULE OF NONEXEMPT TRANSACTIONS
THE BOEING COMPANY 401(k) RETIREMENT PLAN
FORM 5500, SCHEDULE G, PART III - SCHEDULE OF NONEXEMPT TRANSACTIONS
FOR THE YEAR ENDED DECEMBER 31, 2025

Party Involved	Relationship to Plan	Description of Transaction	Cost of Asset	Current Value of Asset	Net Gain on Each Transaction
Morningstar	Service provider	Plan assets were inadvertently used to make an overpayment to a third-party provider.	$4,700	$5,011	$311